Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

11. Segment Reporting

Operating segments are identified as components of an enterprise about which discrete financial information is available for evaluation by the Chief Operating Decision Maker ("CODM") in deciding resource allocation and assessing performance. The Company has determined that its CODM is its Chief Executive Officer.

The Company has one reportable segment: hearing. The hearing segment derives revenue from the sale of the Esteem FI-AMEI implants and replacement components to Esteem FI-AMEI implants. The Company enters into arrangements with patients to provide them with the Esteem FI-AMEI device, personal programmer devices, sound processor replacements, and Battery replacements.

The Company derives revenue primarily in the United States and manages the business activities on a consolidated basis.

The accounting policies of the hearing segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance for the hearing segment and decides how to allocate resources based on net loss that also is reported on the unaudited condensed consolidated statements of operations and comprehensive loss. The measure of segment assets is reported on the unaudited condensed consolidated balance sheets as total assets.

The CODM uses net loss to evaluate the segment results in deciding whether to make investments into the hearing segment or into other parts of the entity, such as for entering into significant contracts, hiring of key management or executive personnel, making significant capital investment decisions, or changing Company-wide strategy.

Net loss is used to monitor budget versus actual results and assist the CODM in understanding the Company’s cash flows and liquidity position, which is critical as a development stage entity. This allows the CODM to make the appropriate spending decisions for the Company.

The following table summarizes the significant expense categories regularly reviewed by the CODM for the three and nine months ended September 30, 2025 and 2024.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Net revenues	$42	$56	$166	$183
Costs and operating expenses:
Cost of goods sold	203	187	663	585
Research and development	2,700	2,757	7,933	7,708
Sales and marketing	405	394	1,124	1,216
General and administrative	2,442	1,690	6,331	5,381
Total costs and operating expenses	5,750	5,028	16,051	14,890
Operating loss	(5,708)	(4,972)	(15,885)	(14,707)
Other income (expense):
Other segment items[1]	(308)	(737)	312	(1,028)
Interest expense, related party	(471)	(264)	(1,590)	(432)
Other income (expense), net	5	13	(7)	(10)
Total other income (expense), net	(774)	(988)	(1,285)	(1,470)
Net loss	$(6,482)	$(5,960)	$(17,170)	$(16,177)

(1)	Other segment items include the change in fair value of forward purchase agreement put option liability, change in fair value of forward purchase agreement warrant liability, change in fair value of private warrant liability and change in fair value of publicly traded warrant liability.

14. Segment Reporting

Operating segments are identified as components of an enterprise about which discrete financial information is available for evaluation by the CODM in deciding resource allocation and assessing performance. The Company has determined that its CODM is its Chief Executive Officer.

The Company has one reportable segment: hearing. The hearing segment derives revenue from the sale of the Esteem FI-AMEI implants and replacement components to Esteem FI-AMEI implants. The Company enters into arrangements with patients to provide them with the Esteem FI-AMEI device, personal programmer devices, sound processor replacements, and Battery replacements.

The Company derives revenue primarily in the United States and manages the business activities on a consolidated basis.

The accounting policies of the hearing segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance for the hearing segment and decides how to allocate resources based on net loss that also is reported on the consolidated statements of operations and comprehensive loss. The measure of segment assets is reported on the consolidated balance sheets as total assets.

The CODM uses net loss to evaluate the results generated from segment assets (return on assets) in deciding whether to make investments into the hearing segment or into other parts of the entity, such as for entering into significant contracts, hiring of key management or executive personnel, making significant capital investment decisions, or changing Company-wide strategy.

Net loss is used to monitor budget versus actual results and assist the CODM in understanding the Company’s cash flows and liquidity position, which is critical as a development state entity. This allows the CODM to make the appropriate spending decisions for the Company.

The following table summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2024 and 2023.

	Year ended December 31,
	2024	2023
Net revenues	$225	$316
Costs and operating expenses:
Cost of goods sold	742	789
Research and development	10,179	8,956
Sales and marketing	1,734	1,666
General and administrative	6,826	7,264
Total costs and operating expenses	19,481	18,675
Operating loss	(19,256)	(18,359)

Other segment items(1)	(697)	(11,617)
Interest expense, related party	(816)	—
Other income	(26)	54
Total other expense, net	(1,539)	(11,563)
Net loss	$(20,795)	$(29,922)

(1)	Other segment items include the change in fair value of convertible notes payable (related party), change in fair value of forward purchase agreement put option liability, change in fair value of forward purchase agreement warrant liability, change in fair value of forward purchase agreement warrant liability due to modification, and change in fair value of publicly traded warrant liability.